Lease	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Lease
15.	Lease

(1)	As a lessee
1)    Details of the
right-of-use
assets as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Land, buildings and structures	￦	1,269,753	1,131,035
Others		202,282	195,593

	￦	1,472,035	1,326,628

2)    Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2020 and 2019 as a lessee are as follows:

(In millions of won)	2020		2019
Depreciation of right-of-use assets:
Land, buildings and structures	￦	347,166	359,755
Others		89,065	89,062

	￦	436,231	448,817

Interest expense on lease liabilities	￦	22,976	25,981
Expenses related to short-term leases		20,193	19,098
Expenses related to leases of low-value assets except for short-term leases		3,297	2,550

3)	The total cash outflows due to lease payments for the years ended December 31, 2020 and 2019 amounted to ￦459,132 million and ￦489,440 million, respectively.

(2)	As a lessor
1)    Finance lease
The Group recognized interest income of ￦2,223 million and ￦1,712 million on lease receivables for the years ended December 31, 2020 and 2019, respectively.
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2020.

(In millions of won)
	Amount
Less than 1 year	￦	26,004
1 ~ 2 years		15,732
2 ~ 3 years		6,794
3 ~ 4 years		3,044
4 ~ 5 years		678
More than 5 years		13

Undiscounted lease payments		52,265

Unrealized finance income		1,941

Net investment in the lease	￦	50,324

2)    Operating lease
The Group recognized lease income of ￦238,545 million and ￦168,482 million for the years ended December 31, 2020 and 2019, respectively, of which variable lease payment received are ￦21,715 million and ￦25,228 million, respectively.
The following table sets out a maturity analysis of lease payments, presenting the undiscounted lease payments to be received subsequent to December 31, 2020.

(In millions of won)
	Amount
Less than 1 year	￦	201,828
1 ~ 2 years		125,681
2 ~ 3 years		40,474
3 ~ 4 years		1,211
4 ~ 5 years		12
More than 5 years		5

	￦	369,211